Assets Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2015
Assets Retirement Obligations and Accrued Environmental Costs [Abstract]
Schedule of Asset Retirement Obligations and Accrual for Environmental Costs
Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2015	2014

Asset retirement obligations*	$3.9	4.3
Accrued environmental costs	1.6	—
Total asset retirement obligations and accrued environmental costs*	5.5	4.3
Asset retirement obligations and accrued environmental costs due within one year	(0.8)	—
Long-term asset retirement obligations and accrued environmental costs*	$4.7	4.3

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.

Schedule of Change in Asset Retirement Obligation
During 2015 and 2014, our overall asset retirement obligations changed as follows:

	Millions of Dollars
	2015	2014

Balance at January 1*	$4.3	3.2
Accretion of discount	0.1	0.1
New obligations	0.1	1.0
Changes in estimates of existing obligations*	(0.6)	—
Balance at December 31*	$3.9	4.3

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.